Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 4,273	$ 1,346
Net cash from (used by) operating activities	(11,810)	3,951
Cash flows from investing activities
Net cash used by investing activities	(143,766)	(59,378)
Cash flows from financing activities
Net proceeds from issuance of subordinated debentures	9,612
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(42)	(49)
Exercise of warrants to common stock	716	38
Dividends paid on Series B preferred stock		(750)
Net cash from (used by) financing activities	177,382	42,984
Net change in cash and cash equivalents	21,806	(12,443)
Beginning cash and cash equivalents	45,498	57,941
Ending cash and cash equivalents	67,304	45,498
Parent Company [Member]
Cash flows from operating activities
Net income	4,273	1,346
Effect of subsidiaries' operations	(5,369)	(1,991)
Change in other assets and other liabilities	95	(268)
Net cash from (used by) operating activities	(1,001)	(913)
Cash flows from investing activities
Investments in banking subsidiary	(13,133)
Net cash used by investing activities	(13,133)
Cash flows from financing activities
Proceeds from other borrowings	8,000
Repayments of other borrowings	(2,000)
Net proceeds from issuance of subordinated debentures	9,612
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(42)	(49)
Exercise of warrants to common stock	716	38
Dividends paid on Series B preferred stock		(750)
Net cash from (used by) financing activities	16,286	(761)
Net change in cash and cash equivalents	2,152	(1,674)
Beginning cash and cash equivalents	523	2,197
Ending cash and cash equivalents	$ 2,675	$ 523